10. COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease commitment 2015	$ 383,446
Lease commitment 2016	427,914
Lease commitment 2017	206,482
Total lease commitment	$ 1,017,842